Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan Borrower Sector [Abstract]
Commercial, and industrial	R$ 145,387,439	R$ 146,293,616	R$ 140,619,110
Real estate-construction	39,720,713	36,515,352	34,808,681
Installment loans to individuals	160,036,668	137,287,593	110,512,978
Lease financing	2,111,840	1,836,629	1,888,444
Total	R$ 347,256,660	R$ 321,933,190	R$ 287,829,213